Capital Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity and Share-Based Payments	Share Capital
The authorized share capital of Teekay at December 31, 2025, 2024, and 2023, was 25 million preference shares, with a par value of $1 per share, and 725 million common shares, with a par value of $0.001 per share. As at December 31, 2025, 86,056,804 common shares (2024 – 85,163,078, 2023 - 92,379,826) were issued, and 86,056,804 common shares (2024 – 84,059,952, 2023 - 91,006,182) were outstanding, no common shares (2024 - 1,103,126, 2023 - 1,373,644) were held in treasury, and no preference shares were issued or outstanding.

In August 2022, Teekay's Board of Directors authorized the repurchase of up to $30 million of its common shares in the open market and other transactions. Following the completion of this share repurchase program in March 2023, Teekay's Board of Directors authorized four additional share repurchase programs in March 2023, June 2023, September 2024, and October 2024 for the repurchase of up to an additional $30 million, $25 million, $40 million and $40 million, respectively, of Teekay common shares in the open market, through privately-negotiated transactions and by any other means permitted under the rules of the U.S. Securities and Exchange Commission (or SEC).

During the year ended December 31, 2025, Teekay repurchased 0.7 million of its common shares for $4.9 million, or an average of $6.71 per share, pursuant to its repurchase programs, which resulted in the Company recording a reduction of book value of share capital of $6.9 million and a reduction to accumulated deficit of $1.9 million. As at December 31, 2025, the total remaining share repurchase authorization under repurchase programs was $28.1 million.

During the year ended December 31, 2024, Teekay repurchased approximately 8.0 million of its common shares for $66.3 million, or an average of $8.24 per share pursuant to its repurchase programs, which resulted in the Company recording a reduction of book value of share capital of $75.1 million and a reduction to accumulated deficit of $8.8 million.
During the year ended December 31, 2023, Teekay repurchased approximately 8.9 million common shares for $50.7 million, or an average of $5.69 per share pursuant to the prior authorization, which resulted in the Company recording a reduction of book value of share capital of $84.3 million and a reduction to accumulated deficit of $33.6 million.

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of Teekay. Subject to preferences that may apply to any preferred shares outstanding at the time, the holders of common shares are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends. During the year ended December 31, 2025, the Company declared a special dividend of $1.00 per outstanding common share and outstanding restricted stock unit (2024 - $1.00, 2023 - nil).

Equity-based compensation

In March 2023, the Company adopted a 2023 Equity Incentive Plan (or the 2023 Plan) and suspended its 2013 Equity Incentive Plan (or the 2013 Plan and, together with the 2023 Plan, the Plans). As at December 31, 2025, the Company had reserved 7,593,824 (2024 – 10,254,117) common shares pursuant to the Plans, for issuance upon the exercise of options or equity awards granted or to be granted.

Stock Options

Under the Plans, the Company granted stock options with ten-year terms to certain eligible officers, employees and non-management directors of the Company. For grants to certain eligible officers and employees, the options follow a graded vesting schedule over three years with equal tranches vesting annually, upon which the stock options become exercisable. For grants to non-management directors, the options granted vest on their respective grant dates and become exercisable immediately. All options outstanding as of December 31, 2025, expire between March 12, 2026, and June 7, 2033, ten years after the date of each respective grant.

	Year ended		Year ended		Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Stock options granted	—	—	—	—	507	2.55

The fair value of the options granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted in 2023: expected volatility of 41.27%; expected life of 5.5 years; dividend yield of 0%; risk-free interest rate of 3.83%; and estimated forfeiture rate of 0%. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was based on historical data.

A summary of the Company’s stock option activity and related information for the year ended December 31, 2025, is as follows:

	Outstanding Stock Options		Non-vested Stock Options
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Balance as at January 1, 2025	4,380	7.66	567	1.81
Granted	—	—	—	—
Vested	n/a	n/a	(434)	1.59
Exercised	(2,305)	4.98	n/a	n/a
Forfeited / expired	(159)	43.99	—	—
Balance as at December 31, 2025(1)	1,916	7.87	133	2.55
Exercisable stock options – as at December 31, 2025(1)	1,783	8.02
(1) As at December 31, 2025, the intrinsic values for outstanding stock options and exercisable stock options were $3.0 million and $2.6 million, respectively.

During the year ended December 31, 2025, stock option exercises increased the number of common shares by 2,304,524 (2024 - 791,921, 2023 - 1,210,440), equivalent to an intrinsic value of options exercised of $8.7 million (2024 - $3.6 million, 2023 - $3.5 million).
During the year ended December 31, 2025, the Company recognized no compensation cost relating to stock options in general and administrative expenses in the Company's consolidated statements of income (2024 - $nil, 2023 - $1.9 million). As at December 31, 2025, there was no unrecognized compensation cost related to non-vested stock options granted under the Plans.
Further details regarding the Company’s outstanding and exercisable stock options as at December 31, 2025 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	415	3.9	3.73	415	3.9	3.73
$5.00 – $9.99	994	2.4	8.42	861	1.6	8.82
$10.00 – $19.99	507	1.2	10.18	507	1.2	10.18
Options expected to vest and vested	1,916	2.4	7.87	1,783	2.0	8.02

Restricted Stock Units

The Company grants restricted stock units (or RSUs) to certain eligible officers and employees and non-management directors of the Company. Each restricted stock unit is equal in value to one common share plus reinvested dividends or distributions accumulated from the grant date to the release date in the form of dividend equivalents. The number of dividend equivalents is calculated on each dividend declaration date by multiplying the dividend per share by the number of outstanding RSUs, and then dividing the result by the fair value of the common shares on that date.

RSUs granted to employees follow a graded vesting schedule over three years with equal tranches vesting annually, with expenses recognized over three years, or accelerated, if the recipient meets certain retirement eligibility criteria. RSUs granted to non-management directors vest upon grant date and are expensed immediately. Certain vested RSUs are subject to deferral at the election of an eligible officer or non‑management director. These deferred RSUs are released upon request and are included in basic and diluted weighted average shares outstanding (note 18). Any portion of an RSU award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement or certain conditions are met. Dividend equivalents are subject to the same vesting conditions as RSUs. Upon release, RSUs plus reinvested dividends are settled in the form of common shares, net of withholding tax, where applicable. The Company measures the cost of RSUs based on the grant-date fair value of the underlying shares.

	Year ended		Year ended		Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $
Restricted stock units granted	32	9.27	344	9.59	377	5.81

A summary of the Company’s restricted stock unit activity (excluding dividend equivalents) and related information for the year ended December 31, 2025, is as follows:

	Outstanding RSUs(1)		Non-vested RSUs(1)
	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $
Balance as at January 1, 2025	1,541	4.74	704	6.39
Granted	32	9.27	32	9.27
Vested	n/a	n/a	(444)	5.44
Settled(2)	(709)	3.79	n/a	n/a
Forfeited	—	—	—	—
Balance as at December 31, 2025(1)	864	5.70	292	8.18
Deferred RSUs – as at December 31, 2025(1)	572	4.43
(1) Outstanding RSUs include non‑vested RSUs, as well as RSUs that are vested but deferred. As at December 31, 2025, the Company's outstanding RSUs had an aggregate fair value of $7.8 million which included deferred (i.e. non-forfeitable) restricted stock units with an aggregate fair value of $5.2 million.
(2) During the year ended December 31, 2025, the Company issued 355,770 common shares in settlement of RSUs, net of tax withholding (2024 – 278,188, 2023 – 362,113), equivalent to an aggregate fair value of $3.1 million (2024 – $2.5 million, 2023 - $2.1 million). The settlements pertained to RSUs that vested during the year and to RSUs that were previously deferred in prior periods and released in the current period.

During the year ended December 31, 2025, the Company recorded an expense of $0.8 million (2024 – $3.2 million, 2023 – $3.0 million) related to restricted stock units in general and administrative expenses in the Company's consolidated statements of income. As at December 31, 2025, unrecognized compensation cost related to non-vested RSUs was $0.4 million.
Equity-based Compensation of Subsidiaries

In the periods prior to December 31, 2024, certain employees of the Company were granted and issued equity awards by the Company's subsidiary Teekay Tankers and by the Company. Following Teekay Tankers' purchase, effective December 31, 2024 of certain subsidiaries, Teekay Tankers now employs all staff of the Company and grants and issues equity awards to those employees as applicable.

Under Teekay Tankers' 2023 Long-Term Incentive Plan, stock options and restricted stock units are granted and issued to certain eligible officers, employees and non-management directors.

Teekay Tankers' stock options are subject to the same terms and conditions as stock options granted by Teekay Parent as described above, with the exception of the applicable fair value assumptions and underlying common shares. During the year ended December 31, 2025, no stock options were granted by Teekay Tankers (2024 - nil, 2023 - nil) and no expense related to stock options was recognized in general and administrative expenses in the Company’s consolidated statements of income (2024 - nil, 2023 - nil) with no remaining unrecognized expense as at December 31, 2025. As at December 31, 2025, 120,024 stock options were outstanding and exercisable

Teekay Tankers' restricted stock units are subject to the same terms and conditions as RSUs granted by Teekay Parent as described above, with the exception of the underlying common shares and applicable dividend declarations. During the year ended December 31, 2025, Teekay Tankers settled RSUs, net of tax, by issuing 51,643 Class A common shares (2024 - 92,775, 2023 - 86,754). During the year ended December 31, 2025, Teekay Tankers granted 112,026 RSUs (2024 - 47,150, 2023 - 71,887) and recognized expenses related to RSUs in general and administrative expenses in the Company’s consolidated statements of income of $3.6 million (2024 - $3.3 million, 2023 - $2.6 million) with $1.9 million unrecognized expense as at December 31, 2025. As at December 31, 2025, 175,760 RSUs were outstanding of which 61,788 were vested and deferred.